GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund
Guggenheim Funds Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated November 20, 2017
to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), as each may be supplemented from time to time, for Guggenheim Investment Grade Bond Fund, Guggenheim Limited Duration Fund and Guggenheim Total Return Bond Fund (the “Funds”)
This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
At a meeting held on November 14-15, 2017, the Board of Trustees of Guggenheim Funds Trust (the “Board”) approved a reduction in the advisory fee paid by the Funds effective November 20, 2017 from 0.50% (subject to a 0.05% reduction on assets over $5 billion) to 0.39% (at all asset levels) for Guggenheim Total Return Bond Fund and Guggenheim Investment Grade Bond Fund and from 0.45% to 0.39% for Guggenheim Limited Duration Fund. The Board also approved reductions in the expense limitation for certain share classes of the Funds, effective as of the same date. Accordingly, the following changes are effective as of November 20, 2017.

The Guggenheim Limited Duration Fund's Annual Fund Operating Expenses table in the section of the Prospectus entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim Limited Duration Fund	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Limited Duration Fund, A-Class	2.25%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Limited Duration Fund, C-Class	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Limited Duration Fund, Institutional	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Limited Duration Fund, P	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Limited Duration Fund, A-Class	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Limited Duration Fund, C-Class	1.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Limited Duration Fund, Institutional	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Limited Duration Fund, P	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GUGGENHEIM FUNDS TRUST - Guggenheim Limited Duration Fund		Guggenheim Limited Duration Fund, A-Class	Guggenheim Limited Duration Fund, C-Class	Guggenheim Limited Duration Fund, Institutional	Guggenheim Limited Duration Fund, P
Management Fees (as a percentage of Assets)	[1]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.03%	0.02%	0.02%	0.03%
Component2 Other Expenses		0.20%	0.26%	0.20%	0.21%
Other Expenses (as a percentage of Assets):		0.23%	0.28%	0.22%	0.24%
Expenses (as a percentage of Assets)		0.87%	1.67%	0.61%	0.88%
Fee Waiver or Reimbursement	[2],[3]	(0.08%)	(0.14%)	(0.08%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.79%	1.53%	0.53%	0.79%
[1]	Restated to reflect current management fees.
[2]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.75%, Class C-1.50%, Institutional Class-0.50%, and Class P-0.75%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[3]	The Investment Manager has contractually agreed through February 1, 2019, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.

The Guggenheim Limited Duration Fund's expense example in the section of the Prospectus entitled “Example” is deleted in its entirety and replaced as follows:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim Limited Duration Fund - USD ($)	Guggenheim Limited Duration Fund, A-Class	Guggenheim Limited Duration Fund, C-Class	Guggenheim Limited Duration Fund, Institutional	Guggenheim Limited Duration Fund, P
Expense Example, with Redemption, 1 Year	304	256	54	81
Expense Example, with Redemption, 3 Years	480	498	179	262
Expense Example, with Redemption, 5 Years	681	880	324	470
Expense Example, with Redemption, 10 Years	1,259	1,952	746	1,067

Expense Example, No Redemption - USD ($)	GUGGENHEIM FUNDS TRUST Guggenheim Limited Duration Fund Guggenheim Limited Duration Fund, C-Class
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	498
Expense Example, No Redemption, 5 Years	880
Expense Example, No Redemption, 10 Years	1,952

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Any other references in the Prospectus and SAI to the Funds’ advisory fees and expense limitations for applicable share classes of the Funds are updated accordingly.
Please Retain This Supplement for Future Reference

GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund
Guggenheim Funds Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated November 20, 2017
to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), as each may be supplemented from time to time, for Guggenheim Investment Grade Bond Fund, Guggenheim Limited Duration Fund and Guggenheim Total Return Bond Fund (the “Funds”)
This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
At a meeting held on November 14-15, 2017, the Board of Trustees of Guggenheim Funds Trust (the “Board”) approved a reduction in the advisory fee paid by the Funds effective November 20, 2017 from 0.50% (subject to a 0.05% reduction on assets over $5 billion) to 0.39% (at all asset levels) for Guggenheim Total Return Bond Fund and Guggenheim Investment Grade Bond Fund and from 0.45% to 0.39% for Guggenheim Limited Duration Fund. The Board also approved reductions in the expense limitation for certain share classes of the Funds, effective as of the same date. Accordingly, the following changes are effective as of November 20, 2017.

The Guggenheim Investment Grade Bond Fund's Annual Fund Operating Expenses table in the section of the Prospectus entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim Investment Grade Bond Fund	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Investment Grade Bond Fund, A-Class	4.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Investment Grade Bond Fund, C-Class	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Investment Grade Bond Fund, Institutional	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Investment Grade Bond Fund, P	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Investment Grade Bond Fund, A-Class	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Investment Grade Bond Fund, C-Class	1.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Investment Grade Bond Fund, Institutional	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Investment Grade Bond Fund, P	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GUGGENHEIM FUNDS TRUST - Guggenheim Investment Grade Bond Fund		Guggenheim Investment Grade Bond Fund, A-Class	Guggenheim Investment Grade Bond Fund, C-Class	Guggenheim Investment Grade Bond Fund, Institutional	Guggenheim Investment Grade Bond Fund, P
Management Fees (as a percentage of Assets)	[1]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.03%	0.03%	0.01%	0.01%
Component2 Other Expenses		0.30%	0.37%	0.25%	0.22%
Other Expenses (as a percentage of Assets):		0.33%	0.40%	0.26%	0.23%
Expenses (as a percentage of Assets)		0.97%	1.79%	0.65%	0.87%
Fee Waiver or Reimbursement	[2]	(0.15%)	(0.23%)	(0.14%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.82%	1.56%	0.51%	0.80%
[1]	Restated to reflect current management fees.
[2]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.79%, Class C-1.54%, Institutional Class-0.50%, and Class P-0.79%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

The Guggenheim Investment Grade Bond Fund's expense example in the section of the Prospectus entitled “Example” is deleted in its entirety and replaced as follows:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim Investment Grade Bond Fund - USD ($)	Guggenheim Investment Grade Bond Fund, A-Class	Guggenheim Investment Grade Bond Fund, C-Class	Guggenheim Investment Grade Bond Fund, Institutional	Guggenheim Investment Grade Bond Fund, P
Expense Example, with Redemption, 1 Year	480	259	52	82
Expense Example, with Redemption, 3 Years	667	517	179	263
Expense Example, with Redemption, 5 Years	886	926	334	468
Expense Example, with Redemption, 10 Years	1,515	2,066	783	1,059

Expense Example, No Redemption - USD ($)	GUGGENHEIM FUNDS TRUST Guggenheim Investment Grade Bond Fund Guggenheim Investment Grade Bond Fund, C-Class
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	926
Expense Example, No Redemption, 10 Years	2,066

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Any other references in the Prospectus and SAI to the Funds’ advisory fees and expense limitations for applicable share classes of the Funds are updated accordingly.
Please Retain This Supplement for Future Reference

GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund
Guggenheim Funds Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated November 20, 2017
to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), as each may be supplemented from time to time, for Guggenheim Investment Grade Bond Fund, Guggenheim Limited Duration Fund and Guggenheim Total Return Bond Fund (the “Funds”)
This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
At a meeting held on November 14-15, 2017, the Board of Trustees of Guggenheim Funds Trust (the “Board”) approved a reduction in the advisory fee paid by the Funds effective November 20, 2017 from 0.50% (subject to a 0.05% reduction on assets over $5 billion) to 0.39% (at all asset levels) for Guggenheim Total Return Bond Fund and Guggenheim Investment Grade Bond Fund and from 0.45% to 0.39% for Guggenheim Limited Duration Fund. The Board also approved reductions in the expense limitation for certain share classes of the Funds, effective as of the same date. Accordingly, the following changes are effective as of November 20, 2017.

The Guggenheim Total Return Bond Fund's Annual Fund Operating Expenses table in the section of the Prospectus entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim Total Return Bond Fund	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Total Return Bond Fund, A-Class	4.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Total Return Bond Fund, C-Class	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Total Return Bond Fund, Institutional	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Guggenheim Total Return Bond Fund, P	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Total Return Bond Fund, A-Class	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Total Return Bond Fund, C-Class	1.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Total Return Bond Fund, Institutional	none
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Guggenheim Total Return Bond Fund, P	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GUGGENHEIM FUNDS TRUST - Guggenheim Total Return Bond Fund		Guggenheim Total Return Bond Fund, A-Class	Guggenheim Total Return Bond Fund, C-Class	Guggenheim Total Return Bond Fund, Institutional	Guggenheim Total Return Bond Fund, P
Management Fees (as a percentage of Assets)	[1]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.09%	0.08%	0.08%	0.07%
Component2 Other Expenses		0.31%	0.25%	0.21%	0.14%
Other Expenses (as a percentage of Assets):		0.40%	0.33%	0.29%	0.21%
Expenses (as a percentage of Assets)		1.04%	1.72%	0.68%	0.85%
Fee Waiver or Reimbursement	[2],[3]	(0.18%)	(0.14%)	(0.09%)	(0.06%)
Net Expenses (as a percentage of Assets)		0.86%	1.58%	0.59%	0.79%
[1]	Restated to reflect current management fees.
[2]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.79%, Class C-1.54%, Institutional Class-0.50%, and Class P-0.79%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[3]	The Investment Manager has contractually agreed through February 1, 2019, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.

The Guggenheim Total Return Bond Fund's expense example in the section of the Prospectus entitled “Example” is deleted in its entirety and replaced as follows:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim Total Return Bond Fund - USD ($)	Guggenheim Total Return Bond Fund, A-Class	Guggenheim Total Return Bond Fund, C-Class	Guggenheim Total Return Bond Fund, Institutional	Guggenheim Total Return Bond Fund, P
Expense Example, with Redemption, 1 Year	484	261	60	81
Expense Example, with Redemption, 3 Years	682	514	199	259
Expense Example, with Redemption, 5 Years	917	906	360	459
Expense Example, with Redemption, 10 Years	1,588	2,006	829	1,038

Expense Example, No Redemption - USD ($)	GUGGENHEIM FUNDS TRUST Guggenheim Total Return Bond Fund Guggenheim Total Return Bond Fund, C-Class
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	906
Expense Example, No Redemption, 10 Years	2,006

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Any other references in the Prospectus and SAI to the Funds’ advisory fees and expense limitations for applicable share classes of the Funds are updated accordingly.
Please Retain This Supplement for Future Reference